Shareholders' equity (Details) ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Jul. 30, 2015 USD ($)	Jul. 30, 2014 USD ($)	Jul. 24, 2013 USD ($)	Aug. 03, 2011	Sep. 15, 2010 USD ($)	Nov. 30, 2012 shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2015 CNY (¥) shares	Jul. 31, 2012 USD ($)	Mar. 31, 2012 shares
Statement
Ordinary shares, shares outstanding							73,003,248		73,003,248	73,003,248	73,003,248		73,140,147
Purchase of Treasury Stock, shares										7,450,914
Purchase of Treasury Stock | ¥										¥ 131,302
Sale of treasury shares, shares						7,314,015				7,314,015
Treasury stock, shares							136,899		136,899	136,899	136,899
Share repurchase program, amount | $		$ 20,000	$ 20,000		$ 15,000							$ 20,000
Share repurchase program, period		12 months	12 months
Share repurchase program, original period					1 year
Share repurchase program, refreshment period				12 months
Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer net income, percentage							10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income							50.00%	50.00%
The percent of registered capital that must be retained in the reserve balance after conversion into issued capital							25.00%	25.00%
Transfers made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya							$ 1,367	¥ 8,471	¥ 22,858	¥ 22,638
Accumulated statutory surplus reserve							$ 17,649		¥ 100,937		¥ 109,408
Subsequent event
Statement
Share repurchase program, amount | $	$ 20,000
Share repurchase program, period	12 months